Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 8,617,412	$ 12,015,129
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	49.99%
Permanent investments in associates	$ 6,302,330	9,635,176
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 455,818	479,520
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 194,741	197,708
CH 4 Energa SA De CV [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 148,513	141,339
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Permanent investments in associates	$ 1,260,786	1,232,464
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Permanent investments in associates	$ 172,975	208,152
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 82,249	$ 120,770